Related Party Transactions	12 Months Ended
Sep. 30, 2019
Advanced Interactive Gaming, Inc. [Member]
Related Party Transactions

Note 3 - Related Party Transactions

On March 29, 2018, the Company issued a $750,000, unsecured, promissory note to the Company’s CEO, Jason Garber, for a potential acquisition and for working capital. The actual funds received to date by the Company were $741,030, so $8,970 has been reported as notes receivable, related party. The note carries an interest rate of 6% per annum, compounding annually and matures on March 29, 2020. All principal and interest are due at maturity and there is no prepayment penalty for early repayment of the note. As of September 30, 2019 and 2018, total balance on the debt was $750,000 and accrued interest on the note totaled $69,341 and $22,808, respectively.

During the years ended September 30, 2019 and 2018, the Company incurred $0 and $40,000, respectively, in contract management services with an affiliate of our CEO.

Notes Payable, Velocity Capital Ltd

On September 30, 2016, the Company issued a $2,000,000, unsecured promissory note to a then-significant shareholder, Velocity Capital Ltd (“Velocity”), for partial payment of a royalty contract acquisition. The note carried an interest rate of 6% per annum, compounding annually, and was scheduled to mature on September 30, 2021. All principal and interest were due at maturity and there was no prepayment penalty for early repayment of the note. No payments had been made on the notes and accrued interest outstanding on the note at September 30, 2018 totaled and $248,639.

On October 6, 2016 and December 10, 2016, the Company issued unsecured promissory notes in the amounts of $16,463 and $25,000, respectively, to Velocity for payment of operating expenses on the Company’s behalf. The notes carried an interest rate of 6% per annum, compounding annually, and were due on demand. During the year ended September 30, 2019, the Company made a $10,000 principal payment, resulting in balances of principal and interest outstanding on the notes at September 30, 2018 of $15,963 and $4,559, respectively.

On September 27, 2019, the Company’s parent company, Virtual Interactive Technologies Corp. (Note 7) issued to Velocity 595,612 shares of series B preferred stock valued at $4.04 per share as repayment for total principal and interest owed of $2,015,963, and $388,937, resulting in $0 owed to Velocity at September 30, 2019.